Securities	3 Months Ended
Jan. 31, 2020
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Securities

NOTE 5:  SECURITIES

Unrealized Securities Gains (Losses)

The following table summarizes the unrealized gains and losses as at January 31, 2020 and October 31, 2019.

Unrealized Gains (Losses) for Securities at Fair Value Through Other Comprehensive Income

(millions of Canadian dollars)							As at
			January 31, 2020				October 31, 2019
	Cost/ amortized cost[1]	Gross unrealized gains	Gross unrealized (losses)	Fair value	Cost/ amortized cost[1]	Gross unrealized gains	Gross unrealized (losses)	Fair value

Securities at Fair Value Through Other Comprehensive Income
Government and government-related securities
Canadian government debt
Federal	$8,963	$74	$(1)	$9,036	$9,603	$62	$(2)	$9,663
Provinces	13,325	91	(35)	13,381	12,890	77	(40)	12,927
U.S. federal, state, municipal governments, and agencies debt	40,232	115	(40)	40,307	40,703	86	(52)	40,737
Other OECD government guaranteed debt	12,412	26	(5)	12,433	14,394	21	(8)	14,407

Mortgage-backed securities	5,007	22	(1)	5,028	5,407	31	(1)	5,437

	79,939	328	(82)	80,185	82,997	277	(103)	83,171
Other debt securities
Asset-backed securities	14,232	35	(53)	14,214	15,890	29	(31)	15,888
Non-agency collateralized mortgage obligation portfolio	218	–	–	218	247	–	–	247

Corporate and other debt	8,227	33	(19)	8,241	7,832	27	(25)	7,834

	22,677	68	(72)	22,673	23,969	56	(56)	23,969

Total debt securities	102,616	396	(154)	102,858	106,966	333	(159)	107,140
Equity securities
Common shares	2,576	72	(34)	2,614	1,594	31	(27)	1,598

Preferred shares	302	4	(56)	250	302	4	(64)	242

	2,878	76	(90)	2,864	1,896	35	(91)	1,840
Total securities at fair value through other comprehensive income	$105,494	$472	$(244)	$105,722	$108,862	$368	$(250)	$108,980

[1]	Includes the foreign exchange translation of amortized cost balances at the period-end spot rate.

Equity Securities Designated at Fair Value Through Other Comprehensive Income

The Bank designated certain equity securities shown in the following table as equity securities at FVOCI. The designation was made because the investments are held for purposes other than trading.

Equity Securities Designated at Fair Value Through Other Comprehensive Income

(millions of Canadian dollars)		As at	For the three months ended
	January 31, 2020	October 31, 2019	January 31, 2020	January 31, 2019
		Fair value	Dividend income recognized
Common shares	$2,614	$1,598	$27	$20
Preferred shares	250	242	3	4
Total	$2,864	$1,840	$30	$24

The Bank disposed of equity securities in line with the Bank's investment strategy with a fair value of $5 million during the three months ended January 31, 2020 (three months ended January 31, 2019 – $179 million). The Bank realized a cumulative gain (loss) of nil during the three months ended January 31, 2020 (three months ended January 31, 2019 – $24 million) on disposal of these equity securities and recognized dividend income of nil during the three months ended January 31, 2020 and January 31, 2019.

Securities Net Realized Gains (Losses)

(millions of Canadian dollars)	For the three months ended
	January 31 2020	January 31 2019
Debt securities at amortized cost	$–	$44
Debt securities at fair value through other comprehensive income	10	(55)
Total	$10	$(11)

Credit Quality of Debt Securities

The Bank evaluates non-retail credit risk on an individual borrower basis, using both a borrower risk rating and facility risk rating, as detailed in the shaded area of the "Managing Risk" section of the 2019 MD&A. This system is used to assess all non-retail exposures, including debt securities.

The following table provides the gross carrying amounts of debt securities measured at amortized cost and debt securities at FVOCI by internal risk ratings for credit risk management purposes, presenting separately those debt securities that are subject to Stage 1, Stage 2, and Stage 3 allowances.

Debt Securities by Risk Ratings

(millions of Canadian dollars)										As at
	January 31, 2020					October 31, 2019
	Stage 1	Stage 2		Stage 3	Total	Stage 1	Stage 2		Stage 3	Total
Debt securities
Investment grade	$235,661	$–	$	n/a	$235,661	$235,475	$–	$	n/a	$235,475
Non-Investment grade	1,936	116		n/a	2,052	2,109	54		n/a	2,163
Watch and classified	n/a	–		n/a	–	n/a	–		n/a	–
Default	n/a	n/a		–	–	n/a	n/a		–	–
Total debt securities	237,597	116		–	237,713	237,584	54		–	237,638
Allowance for credit losses on debt securities at amortized cost	1	–		–	1	1	–		–	1
Debt securities, net of allowance	$237,596	$116		$–	$237,712	$237,583	$54		$–	$237,637

As at both January 31, 2020 and October 31, 2019, the allowance for credit losses on debt securities was $4 million, comprised of $1 million for debt securities at amortized cost (DSAC) and $3 million for debt securities at FVOCI. For the three months ended January 31, 2020 and January 31, 2019, the Bank reported a provision of credit losses of nil on DSAC and debt securities at FVOCI.